EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Catholic Investor Large Cap Growth Fund, Catholic Investor Large Cap Value Fund, Catholic Investor Small Cap Fund and Catholic Investor International Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 25, 2019 (SEC Accession No. 0001398344-19-018532), in interactive data format.